Commitments - Capital Commitments Relating to Property Development Projects and Investments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of commitments and contingencies [line items]
Capital commitments	¥ 82,017	¥ 68,807
Investments [member]
Disclosure of commitments and contingencies [line items]
Capital commitments	78,954	64,866
Property, plant and equipment [member]
Disclosure of commitments and contingencies [line items]
Capital commitments	¥ 3,063	¥ 3,941